Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Centro de Compensación Automatizado S.A. [Member]
Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates [Line Items]
Current assets	$ 8,954	$ 10,501
Non-current assets	10,388	2,746
Total Assets	19,342	13,247
Current liabilities	3,986	2,126
Non-current liabilities	309	393
Total Liabilities	4,295	2,519
Equity	15,047	10,728
Minority interest
Total Liabilities and Equity	19,342	13,247
Associate’s revenue and profit
Operating income	7,516	5,675
Operating expenses	(2,612)	(2,377)
Other income (expenses)	907	87
Gain before tax	5,811	3,385
Income tax	(1,109)	(757)
Gain for the year	4,702	2,628
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A. [Member]
Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates [Line Items]
Current assets	6,646	5,259
Non-current assets	1,711	2,310
Total Assets	8,357	7,569
Current liabilities	1,004	836
Non-current liabilities		95
Total Liabilities	1,004	931
Equity	7,353	6,638
Minority interest
Total Liabilities and Equity	8,357	7,569
Associate’s revenue and profit
Operating income	4,550	3,898
Operating expenses	(4,279)	(3,653)
Other income (expenses)	667	134
Gain before tax	938	379
Income tax	(8)	13
Gain for the year	930	392
Sociedad Interbancaria de Depósitos de Valores S.A. [Member]
Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates [Line Items]
Current assets	81	108
Non-current assets	7,637	6,567
Total Assets	7,718	6,675
Current liabilities	463	358
Non-current liabilities
Total Liabilities	463	358
Equity	7,255	6,317
Minority interest
Total Liabilities and Equity	7,718	6,675
Associate’s revenue and profit
Operating income	17	10
Operating expenses	(49)	(43)
Other income (expenses)	1,540	1,208
Gain before tax	1,508	1,175
Income tax
Gain for the year	1,508	1,175
Redbanc S.A. [Member]
Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates [Line Items]
Current assets	14,459	12,006
Non-current assets	16,058	16,404
Total Assets	30,517	28,410
Current liabilities	17,595	9,490
Non-current liabilities	1,554	8,985
Total Liabilities	19,149	18,475
Equity	11,368	9,935
Minority interest
Total Liabilities and Equity	30,517	28,410
Associate’s revenue and profit
Operating income	51,851	43,192
Operating expenses	(50,155)	(41,066)
Other income (expenses)	264	(338)
Gain before tax	1,960	1,788
Income tax	(249)	(375)
Gain for the year	1,711	1,413
Transbank S.A. [Member]
Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates [Line Items]
Current assets	1,359,640	1,197,305
Non-current assets	137,505	120,282
Total Assets	1,497,145	1,317,587
Current liabilities	1,385,956	1,230,002
Non-current liabilities	1,427	2,687
Total Liabilities	1,387,383	1,232,689
Equity	109,762	84,898
Minority interest
Total Liabilities and Equity	1,497,145	1,317,587
Associate’s revenue and profit
Operating income	969,177	821,362
Operating expenses	(835,126)	(757,773)
Other income (expenses)	(103,854)	(83,001)
Gain before tax	30,197	(19,412)
Income tax	(3,952)	6,973
Gain for the year	26,245	(12,439)
Administrador Financiero del Transantiago S.A. [Member]
Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates [Line Items]
Current assets	59,946	53,741
Non-current assets	793	696
Total Assets	60,739	54,437
Current liabilities	40,113	35,189
Non-current liabilities		90
Total Liabilities	40,113	35,279
Equity	20,626	19,158
Minority interest
Total Liabilities and Equity	60,739	54,437
Associate’s revenue and profit
Operating income	4,468	4,033
Operating expenses	(2,296)	(2,182)
Other income (expenses)	2,339	296
Gain before tax	4,511	2,147
Income tax	(490)	(222)
Gain for the year	4,021	1,925
Sociedad Imerc OTC S.A. [Member]
Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates [Line Items]
Current assets	31,105	27,628
Non-current assets	4,459	8,013
Total Assets	35,564	35,641
Current liabilities	20,672	21,179
Non-current liabilities	1,670	1,844
Total Liabilities	22,342	23,023
Equity	13,213	12,609
Minority interest	9	9
Total Liabilities and Equity	35,564	35,641
Associate’s revenue and profit
Operating income	8,882	7,210
Operating expenses	(8,412)	(6,864)
Other income (expenses)	877	(5)
Gain before tax	1,347	341
Income tax	(473)	31
Gain for the year	874	372
Associates [Member]
Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates [Line Items]
Current assets	1,480,831	1,306,548
Non-current assets	178,551	157,018
Total Assets	1,659,382	1,463,566
Current liabilities	1,469,789	1,299,180
Non-current liabilities	4,960	14,094
Total Liabilities	1,474,749	1,313,274
Equity	184,624	150,283
Minority interest	9	9
Total Liabilities and Equity	1,659,382	1,463,566
Associate’s revenue and profit
Operating income	1,046,461	885,380
Operating expenses	(902,929)	(813,958)
Other income (expenses)	(97,260)	(81,619)
Gain before tax	46,272	(10,197)
Income tax	(6,281)	5,663
Gain for the year	$ 39,991	$ (4,534)